Financial risk management - Summary of Changes in Loss Allowances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial instruments credit-impaired [member] | Loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	¥ 1,137	¥ 1,091
Changes due to financial assets recognized
— Financial assets that have been derecognized	(251)	(291)
New financial assets originated or purchased	869	71
Changes in models/risk parameters	24	266
Ending Balance	1,779	1,137
Lifetime expected credit losses [member] | Trade And Other Receivables And Contract Assets Including Noncurrent Other Receivables In The Pictures Segment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	27,534	31,341
Changes due to financial assets recognized
— Financial assets that have been derecognized	(2,018)	(4,568)
New financial assets originated or purchased	9,464	6,401
Write-offs	(5,990)	(6,647)
Changes in models/risk parameters	643	(1,409)
Foreign exchange and other movements	3,433	2,416
Ending Balance	33,066	27,534
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	824	927
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses	1	1
— Transfer to 12-month expected credit losses	(106)	(80)
— Financial assets that have been derecognized	(227)	(285)
New financial assets originated or purchased	823	20
Changes in models/risk parameters	187	241
Ending Balance	1,502	824
12-month expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	313	164
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses	(1)	(1)
— Transfer to 12-month expected credit losses	106	80
— Financial assets that have been derecognized	(24)	(6)
New financial assets originated or purchased	45	51
Changes in models/risk parameters	(162)	25
Ending Balance	277	313
12-month expected credit losses [member] | Debt securities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	61	53
Changes due to financial assets recognized
— Financial assets that have been derecognized	(10)	(4)
New financial assets originated or purchased	8	13
Changes in models/risk parameters	(1)	(1)
Ending Balance	¥ 58	¥ 61